Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
Note 4 - Loans

Loans are summarized as follows:

December 31,
2011	2010
(In Thousands)

Commercial
Commercial , Industrial & Other	$35,751	$36,245
Commercial real estate	64,202	63,529
Residential mortgages	58,992	68,755
Loans to Individuals	20,441	23,377

$179,386	$191,906